Trade and Miscellaneous Payables and Other Current Liabilities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Trade and Miscellaneous Payables and Other Current Liabilities [Line Items]
Increase (decrease) in trade and miscellaneous payables and other current liabilities		€ 126
Trade payable	€ 4,645	4,855
Tax payables	296	185
Revenue from activation of the telephone service	18,264	17,655	€ 18,258
Brazil business unit [member]
Disclosure of Trade and Miscellaneous Payables and Other Current Liabilities [Line Items]
Trade payable	1,094
Other tax payables	87
TIM S.p.A [member]
Disclosure of Trade and Miscellaneous Payables and Other Current Liabilities [Line Items]
Trade payable	3,127
Tax payables	584	€ 292
Government concession tax	20
Withholding tax payables	72
VAT payable	385
Interconnection charges	131
Revenue from activation of the telephone service	175
Revenue from traffic and charges	21
Revenue from rent and maintenance payments	51
Revenue from outsourcing contract charges	€ 4